UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2017

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited)	September 30, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.9%
CONSUMER DISCRETIONARY - 11.5%
Media - 9.9%
Charter Communications Inc., Class A Shares	18,963	$6,891,533	*
DISH Network Corp., Class A Shares	145,504	7,890,682	*
Time Warner Inc.	100,124	10,257,704
Twenty-First Century Fox Inc., Class B Shares	200,068	5,159,754

Total Media		30,199,673

Specialty Retail - 1.6%
Home Depot Inc.	29,448	4,816,515

TOTAL CONSUMER DISCRETIONARY		35,016,188

CONSUMER STAPLES - 8.4%
Beverages - 1.1%
Anheuser-Busch InBev SA/NV, ADR	27,293	3,256,055

Food & Staples Retailing - 2.5%
CVS Health Corp.	92,277	7,503,965

Food Products - 0.9%
McCormick & Co. Inc., Non Voting Shares	26,981	2,769,330

Household Products - 0.9%
Kimberly-Clark Corp.	24,438	2,875,864

Tobacco - 3.0%
British American Tobacco PLC, ADR	42,309	2,642,197
Philip Morris International Inc.	59,220	6,574,012

Total Tobacco		9,216,209

TOTAL CONSUMER STAPLES		25,621,423

ENERGY - 11.4%
Energy Equipment & Services - 4.4%
Halliburton Co.	137,176	6,314,211
National-Oilwell Varco Inc.	87,761	3,135,701
Schlumberger Ltd.	57,400	4,004,224

Total Energy Equipment & Services		13,454,136

Oil, Gas & Consumable Fuels - 7.0%
Chevron Corp.	48,183	5,661,502
Exxon Mobil Corp.	65,512	5,370,674
Royal Dutch Shell PLC, ADR, Class A Shares	63,774	3,863,429
Suncor Energy Inc.	180,936	6,338,188

Total Oil, Gas & Consumable Fuels		21,233,793

TOTAL ENERGY		34,687,929

FINANCIALS - 27.2%
Banks - 14.0%
Bank of America Corp.	209,180	5,300,621
Citigroup Inc.	97,211	7,071,128
JPMorgan Chase & Co.	134,496	12,845,713
U.S. Bancorp	153,013	8,199,967
Wells Fargo & Co.	168,797	9,309,154

Total Banks		42,726,583

Capital Markets - 3.2%
Bank of New York Mellon Corp.	74,149	3,931,380
State Street Corp.	62,555	5,976,505

Total Capital Markets		9,907,885

Consumer Finance - 4.4%
American Express Co.	76,988	6,964,334
Capital One Financial Corp.	40,264	3,408,750
Synchrony Financial	95,590	2,968,070

Total Consumer Finance		13,341,154

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	SHARES	VALUE
Insurance - 5.6%
Marsh & McLennan Cos. Inc.	70,330	$5,894,357
MetLife Inc.	60,665	3,151,547
Progressive Corp.	81,782	3,959,885
Travelers Cos. Inc.	32,364	3,965,237

Total Insurance		16,971,026

TOTAL FINANCIALS		82,946,648

HEALTH CARE - 11.6%
Biotechnology - 1.9%
Amgen Inc.	31,491	5,871,497

Health Care Providers & Services - 4.6%
AmerisourceBergen Corp.	40,690	3,367,097
Anthem Inc.	34,978	6,641,623
UnitedHealth Group Inc.	20,520	4,018,842

Total Health Care Providers & Services		14,027,562

Pharmaceuticals - 5.1%
Johnson & Johnson	42,844	5,570,148
Merck & Co. Inc.	111,171	7,118,279
Novartis AG, ADR	30,668	2,632,848

Total Pharmaceuticals		15,321,275

TOTAL HEALTH CARE		35,220,334

INDUSTRIALS - 6.7%
Aerospace & Defense - 1.6%
United Technologies Corp.	41,274	4,791,086

Industrial Conglomerates - 2.8%
Honeywell International Inc.	59,480	8,430,695

Machinery - 2.3%
Illinois Tool Works Inc.	48,054	7,110,070

TOTAL INDUSTRIALS		20,331,851

INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 2.2%
Motorola Solutions Inc.	77,695	6,593,975

Electronic Equipment, Instruments & Components - 1.9%
TE Connectivity Ltd.	71,242	5,917,361

Software - 3.1%
Microsoft Corp.	84,121	6,266,173
Nuance Communications Inc.	205,889	3,236,575	*

Total Software		9,502,748

Technology Hardware, Storage & Peripherals - 1.0%
Xerox Corp.	87,207	2,903,121

TOTAL INFORMATION TECHNOLOGY		24,917,205

MATERIALS - 6.7%
Chemicals - 2.3%
Air Products & Chemicals Inc.	21,148	3,198,000
PPG Industries Inc.	34,960	3,798,754

Total Chemicals		6,996,754

Construction Materials - 1.7%
Martin Marietta Materials Inc.	25,554	5,270,001

Containers & Packaging - 1.7%
Crown Holdings Inc.	85,173	5,086,532	*

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY		SHARES	VALUE
Metals & Mining - 1.0%
Freeport-McMoRan Inc.		212,428	$2,982,489	*

TOTAL MATERIALS			20,335,776

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.		34,967	4,779,290

UTILITIES - 1.6%
Multi-Utilities - 1.6%
Sempra Energy		42,029	4,796,770

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $154,144,943)			288,653,414

	RATE
SHORT-TERM INVESTMENTS - 4.3%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $13,200,390)	0.925%	13,200,390	13,200,390

TOTAL INVESTMENTS - 99.2% (Cost - $167,345,333)			301,853,804
Other Assets in Excess of Liabilities - 0.8%			2,305,196

TOTAL NET ASSETS - 100.0%			$304,159,000

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Large Cap Value Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$288,653,414	—	—	$288,653,414

Short-Term Investments†	13,200,390	—	—	13,200,390

Total Investments	$301,853,804	—	—	$301,853,804

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 22, 2017